[front cover]

[logo: STATE STREET RESEARCH]

Supplement No. 1             Prospectus
dated January 1, 1999 to        dated             For
-------------------------------------------------------------------------------------------------
                             November 1, 1998     State Street Research Equity Investment Fund
                                                  State Street Research Alpha Fund
                                                  State Street Research Global Resources Fund
                                                  State Street Research Athletes Fund

                             August 1, 1998       State Street Research Managed Assets

                             February 1, 1998     State Street Research Emerging Growth Fund

                             May 1, 1998          State Street Research Growth Fund
                                                  State Street Research Investment Trust

                             September 1, 1998    State Street Research Legacy Fund
                                                  State Street Research Galileo Fund
Supplement No. 2
dated January 1, 1999 to
-------------------------------------------------------------------------------------------------
                             February 1, 1998     State Street Research Capital Fund

                             March 1, 1998        State Street Research International Equity Fund

Supplement No. 4
dated January 1, 1999 to
-------------------------------------------------------------------------------------------------
                             February 1, 1998     State Street Research Aurora Fund

                                Investor Expenses                             1
--------------------------------------------------------------------------------

In the Prospectus section captioned "Investor Expenses," the Shareholder Fees portion of the table is revised as follows:

                                                                       Class B(1)
Shareholder Fees                                           Class A     and Class B  Class C   Class S
-------------------------------------------------------------------------------------------------
                  Maximum front-end sales charge (load)      5.75          0.00      0.00      0.00

                  Maximum deferred sales charge (load)       0.00(a)       5.00      1.00      0.00

(a) Except for investments of $1 million or more; see "Sales Charges -- Class A -- Front Load."

In addition, the other column headings for Class B in the table are revised to read "Class B(1) and Class B" and the figures for Class B are deemed to apply to Class B(1).

2        Choosing a Share Class, Sales Charges and Other CDSC Policies
--------------------------------------------------------------------------------

The Prospectus sections captioned "Choosing a Share Class" and "Sales Charges" are revised in their entirety to read as follows, and "Other CDSC Policies" is added immediately afterward:

[list graphic]

Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

                                                                               3
                                                                            ----
Class A -- Front Load

[bullet] Initial sales charge of 5.75% or less

[bullet] Lower sales charges for larger investments; see sales charge schedule at right

[bullet] Lower annual expenses than Class B(1) or Class C shares because of lower distribution/service (12b-1) fee of 0.25%

Class B(1) -- Back Load

[bullet] No initial sales charge

[bullet] Deferred sales charge of 5% or less on shares you sell within six years

[bullet] Annual distribution/service (12b-1) fee of 1.00%

[bullet] Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

[bullet] Available only to current Class B shareholders. See page 4 of this Supplement for details

Class C -- Level Load

[bullet] No initial sales charge

[bullet] Deferred sales charge of 1%, paid if you sell shares within one year of purchase

[bullet] Lower deferred sales charge than Class B(1) shares

[bullet] Annual distribution/service (12b-1) fee of 1.00%

[bullet] No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

[bullet] Available only through certain retirement accounts, advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

[bullet] No sales charges of any kind

[bullet] No distribution/service (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

 when you invest           this % is   which equals
 this amount               deducted    this % of
                           for sales   your net
                           charges     investment
--------------------------------------------------------------------------------
 Up to $50,000                5.75       6.10

 $50,000 to $100,000          4.50       4.71

 $100,000 to $250,000         3.50       3.63

 $250,000 to $500,000         2.50       2.56

 $500,000 to $1 million       2.00       2.04

 $1 million or more               see below

With Class A shares, you pay a sales charge only when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies."

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                              this % of net asset value
 when you sell shares         at the time of purchase (or
 in this year after you       of sale, if lower) is deduct-
 bought them                  ed from your proceeds
--------------------------------------------------------------------------------
 First year                               5.00

 Second year                              4.00

 Third year                               3.00

 Fourth year                              3.00

 Fifth year                               2.00

 Sixth year                               1.00

 Seventh or eighth year                   none


                                                                               5
                                                                            ----
With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies."

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies."

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                            this % of net asset value
 when you sell shares       at the time of purchase (or
 in this year after you     of sale, if lower) is deduct-
 bought them                ed from your proceeds
--------------------------------------------------------------------------------
 First year                        1.00

 Second year or later              none

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies."

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype employee retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[start sidebar]

[magnifying glass graphic]   Understanding
                             Distribution/Service Fees

As noted in the descriptions on the previous pages, all share classes except Class S have an annual distribution/service fee, also called a 12b-1 fee.

Under its current 12b-1 plans, the fund may pay certain distribution and service fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fee is used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on the next page shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new accounts.

[end sidebar]

6                              Dealer Compensation
--------------------------------------------------------------------------------

The table under the Prospectus section captioned "Dealer Compensation" is revised in its entirety to read as follows:

Maximum Dealer Compensation (%)         Class A    Class B(1)   Class B    Class C   Class S
--------------------------------------------------------------------------------------------
Commission                             see below      4.00       4.00       1.00        0.00

     Investments up to $50,000           5.00           --         --         --          --

     $50,000 to $100,000                 4.00           --         --         --          --

     $100,000 to $250,000                3.00           --         --         --          --

     $250,000 to $500,000                2.00           --         --         --          --

     $500,000 to $1 million              1.75           --         --         --          --

     First $1 to 3 million               1.00(a)        --         --         --          --

     Next $2 million                     0.75(a)        --         --         --          --

     Next $2 million                     0.50(a)        --         --         --          --

     Next $1 and above                   0.25(a)        --         --         --          --

 Annual fee                              0.25         0.25       0.25       1.00        0.00

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

                           Policies for Buying Shares*                         7
--------------------------------------------------------------------------------

The Prospectus sections "Policies for Buying Shares -- Minimum Initial Investments" and "Minimum Additional Investments" are revised in their entirety to read as follows:

Minimum Initial Investments:

[bullet] $1,000 for accounts that use the Investamatic program*

[bullet] $2,000 for Individual Retirement Accounts*

[bullet] $2,500 for all other accounts

Minimum Additional Investments:

[bullet] $50 for any account

*Except that from January 1, 1999 through April 15, 1999, the minimum is $500 for Individual Retirement Accounts. Also, the $10 annual administrative fee will be waived for new IRAs with $5,000 invested by then.

*This section, "Policies for Buying Shares," does NOT apply to State Street
 Research Aurora Fund.

                                Account Policies
--------------------------------------------------------------------------------

The Prospectus section on "Account Policies -- Exchange Privileges" is revised to add the following paragraph immediately after the first paragraph:

You must hold Class A shares of any fund for at least 30 days before you may exchange them at net asset value for Class A shares of a different fund with a higher applicable sales charge.

Control Number: (exp1199)SSR-LD                                    SSR-403F-199